Financial Instruments and Fair Value Disclosures (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments and Fair Value Disclosures [Abstract]
Schedule of Company's Charter Revenues	Charterer 2024 2023 2022 Cargill International SA * 13% 19% Koch Shipping PTE LTD. Singapore * * 15% Nippon Yusen Kaisha 11% * * *Less than 10%
Schedule of Other Fair Value Measurements

December 31,
2023
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in equity securities $ 20,729 $ 20,729 $ $
Investments in related party 8,315 8,138 177
Interest rate swap, asset 129 129
Total

recurring fair value measurements
$ 29,173 $ 28,867 $ 129 $ 177
Non-recurring fair value measurements
Equity method investments(1) $ 4,519 $ $ 4,519
Long-lived assets held for use(2) 7,809 7,809
Total

non-recurring fair value measurements
$ 12,328 $ 7,809 $ 4,519
Liabilities
Recurring fair value measurements
Warrant liability $ 6,332 $ 6,332 $
Interest rate swap, liability 568 568
Total

recurring fair value measurements
$ 6,900 $ 6,332 $ 568
December 31,
2024
Quoted Prices
in Active
Markets
(Level 1)
Significant
Other
Observable
Inputs (Level 2)
Significant
Other
Observable
Inputs (Level 3)
Assets
Recurring fair value measurements
Investments in related party $ 4,415 $ 4,235 $ - $ 180
Total

recurring fair value measurements
$ 4,415 $ 4,235 $ - $ 180
Liabilities
Recurring fair value measurements
Warrant liability $ 1,802 $ 1,802 $ -
Interest rate swap, liability 165 165
Total

recurring fair value measurements
$ 1,967 $ 1,802 $ 165

On

April 28,

2023, the

Company

estimated that

the

fair

value of

its
25
%

interest in

Bergen was
$ 4,519
,

determined

through

the

Level

2

inputs

of

the

fair

value

hierarchy,

as

defined

in

FASB
guidance for Fair

Value Measurements, and recorded a

gain of $
844
, being the difference

between
the fair value

of the retained noncontrolling

interest plus the carrying

value the liabilities assumed
by Bergen and the carrying value of the assets derecognized

(Note 3(e)).
(2)

On January

30, 2023.

the Company

took delivery

of one

vessel under

its master

agreement with
Sea Trade, acquired for

$
23,955

which was paid

in cash and

$
7,809

which was paid

through newly
issued

common

stock

(Note

6).

The

fair

value

of

the

common

shares

issued

to

Sea

Trade

was
determined based

on the

closing price

of the

Company’s shares

on the

date

of delivery

of each
vessel, which was also the date of issuance of such shares.